Cash and cash equivalents (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at the bank, on hand and cash equivalents	R 17,178	R 16,049		R 25,560
Total cash and cash equivalents	R 17,178	R 16,049	[1]	R 25,560	R 26,076

[1]	Amount for 31 December 2024 was revised (see note 16.2)